Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Earnings Per Share Explanatory [Abstract]
Earnings Per Share Explanatory [Text Block]
As expressed, earnings per share are detailed as follows:

Basic earnings per share	12/31/2018 ThUS$	12/31/2017 ThUS$	12/31/2016 ThUS$

Earnings (losses) attributable to owners of the parent	439,830	427,697	278,290

	12/31/2018 Units	12/31/2017 Units	12/31/2016 Units
Number of common shares in circulation	263,196,524	263,196,524	263,196,524

	12/31/2018	12/31/2017	12/31/2016

Basic earnings per share (US$ per share)	1.6711	1.6250	1.05732